Short-Term Borrowings	12 Months Ended
Mar. 31, 2026
Short-Term Borrowings [Abstract]
Short-term borrowings
12	Short-term borrowings

As of March 31, 2025 and 2026, the carrying amounts of the Company’s short-term borrowings under trust receipt financing arrangements were S$2,258,282 and S$1,684,634 (US$1,306,602), respectively. Our interests rate for Singapore dollars denominated transactions is based on the bank’s prevailing prime lending rate while our interests rate for foreign currency are based on 2.5% p.a. over the bank’s prevailing cost of funds as determined by the bank. Although interest rates for our short-term trade financing facilities are fixed during the terms, which are typically 120 days, our interest rates are subject to change at each drawdown. The borrowings are secured by a Deed of Guarantee and Indemnity totaling S$6,000,000, jointly executed by Mdm. Lui Oi Kheng, Ms. Rena Ho, and Ms. Nellie Ho, who are major shareholders of the Company. As such, the guarantees constitute related party transactions in accordance with ASC 850 – Related Party Disclosures.

The borrowings are classified as short-term liabilities and are measured at amortized cost using the effective interest method, in accordance with ASC 835-30.